As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 50.2%
Business Software & Services: 1.8%
514,224	CA, Inc.	$15,925,517
Commercial Banks & Thrifts: 1.7%
44,774	American National Bankshares, Inc.	1,053,085
65,389	Chicopee Bancorp, Inc.	1,157,385
10,271	Clifton Savings Bancorp, Inc.	120,376
279,112	ESSA Bancorp, Inc.	3,033,948
47,542	First Connecticut Bancorp, Inc.	744,508
53,165	Heritage Financial Group, Inc.	1,044,692
31,654	Middleburg Financial Corp.	557,427
52,900	OceanFirst Financial Corp.	935,801
85,144	Shore Bancshares, Inc.*	809,719
589,083	Southern National Bancorp of Virginiaº	6,002,756
		15,459,697
Computer Communications: 1.6%
654,289	Cisco Systems, Inc.	14,662,616
Computer Systems: 2.1%
1,514,510	Silicon Graphics International Corp.*	18,598,183
Construction & Engineering: 8.4%
102,400	Dycom Industries, Inc.*	3,236,864
339,375	EMCOR Group, Inc.	15,879,356
631,799	KBR, Inc.	16,856,397
530,483	MasTec, Inc.*	23,044,182
618,439	MYR Group, Inc.*	15,658,876
		74,675,675
Electrical Equipment & Instruments: 1.5%
17,400	Emerson Electric Co.	1,162,320
904,940	GSI Group, Inc.*#	11,818,516
		12,980,836
Information Technology Services: 1.3%
836,248	Datalink Corp.*	11,648,935
Insurance: 2.4%
208,584	PartnerRe, Ltd.#	21,588,444
Internet Software & Services: 3.1%
545,505	j2 Global, Inc.	27,302,525
Machinery: 0.2%
20,000	Pentair, Ltd.#	1,586,800
Management Consulting: 2.4%
646,405	FTI Consulting, Inc.*	21,551,143
Oil & Gas Exploration & Production: 8.6%
608,913	Denbury Resources, Inc.	9,986,173
319,077	Energen Corp.	25,784,612
61,905	EOG Resources, Inc.	12,143,904
390,525	Rosetta Resources, Inc.*	18,190,655
300,375	Suncor Energy, Inc.#	10,501,110
		76,606,454
Oil Refining & Marketing: 0.0%
2,813	Phillips 66	216,770
Pulp & Paper: 0.6%
124,205	International Paper Co.	5,698,525
Semiconductors: 1.8%
1,697,822	ON Semiconductor Corp.*	15,959,527
Telecommunications: 2.6%
1,122,223	Lumos Networks Corp.º	15,004,122
572,565	NTELOS Holdings Corp.	7,729,627
		22,733,749
Telecommunications Equipment: 2.7%
3,318,631	Harmonic, Inc.*	23,695,025
Transportation: 0.0%
23,500	Quality Distribution, Inc.*	305,265
Truck Dealerships: 1.7%
219,105	Rush Enterprises, Inc. - Class A*	7,116,530
295,798	Rush Enterprises, Inc. - Class B*	8,347,420
		15,463,950
Utilities: 2.9%
588,125	The AES Corp.	8,398,425
516,918	PPL Corp.	17,130,663
		25,529,088
Waste Management Services: 2.8%
737,658	Republic Services, Inc.	25,198,397
TOTAL COMMON STOCKS
(cost $309,488,559)		447,387,121
PREFERRED STOCK: 0.0%
Homebuilding: 0.0%
19,001	M/I Homes, Inc., 9.750%, Series A	484,430
TOTAL PREFERRED STOCK
(cost $475,209)		484,430

Principal		Value
CONVERTIBLE BONDS: 2.0%
Oil & Gas Exploration & Production: 0.4%
$3,784,000	Bill Barrett Corp., 5.000%, 3/15/28	3,791,114
Semiconductors: 1.6%
14,075,000	Rambus, Inc., 5.000%, 6/15/14	14,215,750
TOTAL CONVERTIBLE BONDS
(cost $17,843,309)		18,006,864
CORPORATE BONDS: 37.3%
Aerospace & Defense: 0.9%
476,000	Esterline Technologies Corp., 7.000%, 8/1/20	517,650
7,079,000	Kratos Defense & Security Solutions, Inc., 10.000%, 6/1/17	7,503,740
		8,021,390
Automotive: 1.2%
500,000	Chrysler Group LLC, 8.000%, 6/15/19 - 144A	550,000
7,730,000	Chrysler Group LLC, 8.000%, 6/15/19	8,503,000
1,750,000	DriveTime Automotive Group, Inc., 12.625%, 6/15/17	1,887,812
		10,940,812
Automotive Supplier: 0.2%
1,841,000	Visteon Corp., 6.750%, 4/15/19	1,939,954
Business Services: 1.2%
9,718,000	Iron Mountain, Inc., 8.375%, 8/15/21	10,325,375
Business Software & Services: 0.6%
4,674,000	Sungard Data Systems, Inc., 7.375%, 11/15/18	4,960,283
Coal Producers: 1.6%
12,945,000	CONSOL Energy, Inc., 8.000%, 4/1/17	13,527,525
1,017,000	CONSOL Energy, Inc., 8.250%, 4/1/20	1,109,801
		14,637,326
Construction & Engineering: 0.7%
6,000,000	Michael Baker International LLC, 8.250%, 10/15/18 - 144A	6,435,000
Consumer Goods: 4.4%
2,582,000	Brown Shoe Co., Inc., 7.125%, 5/15/19	2,743,375
1,550,000	Jarden Corp., 7.500%, 1/15/20	1,691,437
8,419,000	Pilgrim's Pride Corp., 7.875%, 12/15/18	9,092,520
7,738,000	TreeHouse Foods, Inc., 7.750%, 3/1/18	8,050,228
16,274,000	US Foods, Inc., 8.500%, 6/30/19	17,628,811
		39,206,371
Financial Services: 0.1%
483,000	Cardtronics, Inc., 8.250%, 9/1/18	515,602
Government Services: 0.2%
1,692,000	ManTech International Corp., 7.250%, 4/15/18	1,755,958
Healthcare: 1.8%
6,985,000	Acadia Healthcare Co., Inc., 12.875%, 11/1/18	8,451,850
3,661,000	ExamWorks Group, Inc., 9.000%, 7/15/19	4,045,405
2,875,000	HealthSouth Corp., 7.250%, 10/1/18	3,054,688
726,000	HealthSouth Corp., 8.125%, 2/15/20	789,525
		16,341,468
Homebuilding: 1.2%
8,260,000	Lennar Corp., 12.250%, 6/1/17	10,655,400
351,000	M/I Homes, Inc., 8.625%, 11/15/18	380,396
		11,035,796
Information Technology Services: 2.7%
23,173,000	iGATE Corp., 9.000%, 5/1/16	24,418,549
Internet Software & Services: 0.9%
5,000,000	Bankrate, Inc., 6.125%, 8/15/18 - 144A	5,325,000
1,993,000	j2 Global, Inc., 8.000%, 8/1/20	2,182,335
		7,507,335
Management Consulting: 0.8%
6,928,000	FTI Consulting, Inc., 6.750%, 10/1/20	7,499,560
Media: 0.3%
3,000,000	Clear Channel Communications, Inc., 5.500%, 9/15/14	3,022,500
Oil & Gas Equipment & Services: 2.1%
4,652,000	CGG, 9.500%, 5/15/16#	4,814,820
8,022,000	CGG, 7.750%, 5/15/17#	8,162,385
5,723,000	Exterran Holdings, Inc., 7.250%, 12/1/18	6,073,534
		19,050,739
Oil & Gas Exploration & Production: 6.6%
476,000	Bill Barrett Corp., 7.625%, 10/1/19	518,245
9,472,000	EPL Oil & Gas, Inc., 8.250%, 2/15/18	10,300,800
2,247,000	Newfield Exploration Co., 7.125%, 5/15/18	2,320,028
21,083,000	PetroQuest Energy, Inc., 10.000%, 9/1/17	22,558,810
18,820,000	Rosetta Resources, Inc., 9.500%, 4/15/18	19,796,287
3,000,000	Stone Energy Corp., 7.500%, 11/15/22	3,262,500
		58,756,670
Packaging: 0.6%
4,949,000	Berry Plastics Corp., 9.500%, 5/15/18	5,239,754

Real Estate: 1.3%
824,000	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	883,740
9,578,000	Realogy Group LLC, 7.875%, 2/15/19 - 144A	10,380,157
		11,263,897
Retail: 1.1%
388,000	CDW LLC/CDW Finance Corp., 12.535%, 10/12/17	407,400
673,000	CDW LLC/CDW Finance Corp., 8.000%, 12/15/18	730,205
3,361,000	Levi Strauss & Co., 7.625%, 5/15/20	3,667,691
1,763,000	Rite Aid Corp., 10.250%, 10/15/19	1,948,115
2,300,000	Rite Aid Corp., 8.000%, 8/15/20	2,564,500
		9,317,911
Satellite Services: 0.4%
3,284,000	Intelsat Jackson Holdings SA, 8.500%, 11/1/19#	3,534,405
Satellite Telecommunications: 0.8%
6,197,000	Satelites Mexicanos, S.A. de C.V., 9.500%, 5/15/17#	6,630,790
Security Services: 0.3%
3,000,000	Interface Security Systems Holdings, Inc., 9.250%, 1/15/18 - 144A	3,030,000
Specialty Chemicals: 0.9%
2,603,000	Ferro Corp., 7.875%, 8/15/18	2,755,276
4,975,000	Kraton Polymers LLC, 6.750%, 3/1/19	5,310,812
		8,066,088
Telecommunications: 3.6%
2,781,000	Avaya, Inc., 10.125%, 11/1/15	2,787,953
7,404,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	7,857,495
1,345,000	Cogent Communications Group, Inc., 8.375%, 2/15/18 - 144A	1,466,050
2,651,000	Earthlink, Inc., 8.875%, 5/15/19	2,670,882
250,000	Earthlink, Inc., 7.375%, 6/1/20	261,250
3,743,000	Level 3 Communications, Inc., 11.875%, 2/1/19	4,248,305
2,188,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	2,330,220
7,000,000	T-Mobile USA, Inc., 6.464%, 4/28/19	7,507,500
2,811,000	Videotron, Ltd., 9.125%, 4/15/18#	2,923,440
		32,053,095
Trucking: 0.6%
4,624,000	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/1/18	5,074,840
422,000	Swift Services Holdings, Inc., 10.000%, 11/15/18	465,783
		5,540,623
Water Infrastructure: 0.2%
1,295,000	Mueller Water Products, Inc., 7.375%, 6/1/17	1,330,612
TOTAL CORPORATE BONDS
(cost $329,563,235)		332,377,863
SHORT-TERM INVESTMENTS: 11.5%
Money Market Instruments^
39,400,000	AIM Liquid Assets, 0.060%	39,400,000
39,400,000	AIM STIC Prime Portfolio, 0.030%	39,400,000
23,715,969	Fidelity Money Market Portfolio, 0.050%	23,715,969
TOTAL SHORT-TERM INVESTMENTS
(cost $102,515,969)		102,515,969
TOTAL INVESTMENTS IN SECURITIES
(cost $759,886,281): 101.0%		900,772,247
Liabilities in Excess of Other Assets (1.0)%		(9,021,957)
NET ASSETS: 100.0%		$891,750,290

*	Non-income producing security.
º
A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940, as amended, if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company.  Transactions with companies that are or were affiliates during the three months ended March 31, 2014 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value

Lumos Networks Corp.	$6,594,892	$10,005,143	$-	$16,600,035	$133,123	1,122,223	$15,004,122

Southern National Bancorp of Virginia	4,167,109	-	-	4,167,109	41,236	589,083	6,002,756

#		U.S. security of foreign issuer.
144	A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of March 31, 2014, the value of these investments was $27,186,207, or 3.0% of total net assets.

^		Rate shown is the 7-day effective yield at March 31, 2014.

		The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

		Cost of investments	$759,887,443
		Gross unrealized appreciation	153,456,467
		Gross unrealized depreciation	(12,571,663)
		Net unrealized appreciation	$140,884,804

		+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

		Valuation of Investments

		Securities listed on a national securities exchange or the NASDAQ National Market are valued at the last reported sale or the official closing price for certain markets on the exchange of major listing as of the close of the regular session of the New York Stock Exchange.

Securities that are traded principally in the over-the-counter market, listed securities for which no sale was reported on the day of valuation, and listed securities whose primary market is believed by Corbyn Investment Management, Inc. ("Corbyn" or the "Adviser") to be over-the-counter are valued at the mean of the closing bid and asked prices obtained from sources that the Adviser deems appropriate.  Investments in open-end management investment companies are valued at the net asset value of the shares of that investment company.

Short-term investments are valued at amortized cost, which approximates fair market value.  The value of securities that mature, or have an announced call, within 60 days will be valued at market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser as directed by the Fund's Board of Directors (the "Board").

In determining fair value, the Adviser, as directed by the Board, considers all relevant qualitative and quantitative information available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2014:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2014
	Level 1	Level 2	Level 3	Total

Common Stocks	$447,387,121	$-	$-	$447,387,121
Preferred Stocks	-	484,430	-	484,430
Convertible Bonds	-	18,006,864	-	18,006,864
Corporate Bonds	-	332,377,863	-	332,377,863
Short-Term Investments	102,515,969	-	-	102,515,969

Total	$549,903,090	$350,869,157	$-	$900,772,247

See Schedule of Investments for industry breakdown.
Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2014, the Fund recognized no transfers between valuation levels.
The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
                                            Charles vK. Carlson, Chief Executive Officer

Date   May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                             Charles vK. Carlson, Chief Executive Officer

Date   May 21, 2014

By (Signature and Title)* /s/ Michael J. Fusting
                                             Michael J. Fusting, Chief Financial Officer

Date   May 21, 2014

* Print the name and title of each signing officer under his or her signature.